Trading revenues (Tables)	6 Months Ended
Jun. 30, 2019
Trading revenues
in	2Q19	1Q19	2Q18	6M19	6M18
Trading revenues (CHF million)
Interest rate products	(334)	430	(301)	96	556
Foreign exchange products	(60)	(215)	(31)	(275)	153
Equity/index-related products	114	740	723	854	396
Credit products	198	(328)	65	(130)	99
Commodity and energy products	36	48	13	84	39
Other products	228	165	59	393	(137)
Trading revenues	182	840	528	1,022	1,106
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	6M19	6M18
Trading revenues (CHF million)
Interest rate products	94	559
Foreign exchange products	(276)	152
Equity/index-related products	924	336
Credit products	(130)	99
Commodity and energy products	84	39
Other products	391	(137)
Trading revenues	1,087	1,048
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.